Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Leases Details Narrative
Lease paid	$ 47
Rental expense for operating leases	102	$ 95	$ 100
Early cancellation fee for leases	$ 108